Finance Income and Expenses (Tables)	12 Months Ended
Mar. 31, 2019
Borrowing costs [abstract]
Finance income and expenses

	JPY (millions) For the Year Ended March 31
	2017	2018	2019
Finance Income:
Interest income
Interest income from financial assets measured at amortized cost			¥6,171
Interest income from financial assets measured at fair value through P&L			448
Total interest income	¥2,019	¥3,282	6,619
Dividend income
Dividend income from financial assets measured at fair value through OCI and disposed of during the period			1,353
Dividend income from financial assets measured at fair value through OCI and held at end of the period			1,116
Dividend income from financial assets measured at fair value through P&L			145
Total dividend income	3,236	3,165	2,614
Gain on sales of available-for-sale financial assets	3,638	30,430	—
Gain on foreign currency exchange, net	1,897	—	7,007
Other	1,484	2,666	603
Total	¥12,274	¥39,543	¥16,843

Finance Expenses:
Interest expense	¥7,560	¥10,036	¥48,158
Change in fair value of contingent consideration liabilities (Note 21)	3,693	2,261	3,743
Impairment of available-for-sale financial assets	3,659	6,657	—
Loss on derivative financial assets	5,428	—	11,365
Loss on foreign currency exchange, net	—	10,279	—
Financing fees for bridge loan for acquisition of Shire	—	—	16,102
Other	2,909	2,695	3,921
Total	¥23,249	¥31,928	¥83,289